Partners' Capital (Allocations of Net Income) (Details) - USD ($) $ / shares in Units, $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Successor [Member]
Schedule of Partners' Capital [Line Items]
Cash distribution per unit (in dollars per share)	$ 1.1457		$ 3.2938	$ 2.8851
Successor [Member] | Common Units [Member]
Schedule of Partners' Capital [Line Items]
Distributions	$ 27		$ 317	$ 156
Distributions in excess of net income	(10)		(809)	(112)
Limited partners' interest in net income	17		(492)	44
Successor [Member] | Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Distributions	13		0	23
Distributions in excess of net income	(3)		0	(12)
Limited partners' interest in net income	$ 10		$ 0	$ 11
Predecessor [Member]
Schedule of Partners' Capital [Line Items]
Cash distribution per unit (in dollars per share)		$ 1.0218
Predecessor [Member] | Common Units [Member]
Schedule of Partners' Capital [Line Items]
Distributions		$ 12
Distributions in excess of net income		0
Limited partners' interest in net income		12
Predecessor [Member] | Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Distributions		11
Distributions in excess of net income		0
Limited partners' interest in net income		$ 11